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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment  [  ] ;  Amendment Number: ______
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Lindley
Title:     President
Phone:     (302) 428-3506

Signature, Place, and Date of Signing:


/s/ Daniel F. Lindley             Wilmington, DE               11/1/01
---------------------            --------------------         ------------------
[Signature]                      [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
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manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
                                         --------------------------------------
     28-04795
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
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                                                                                                            ITEM 6:
                                                                                                     INVESTMENT DISCRETION
     ITEM 1:                        ITEM 2:       ITEM 3:        ITEM 4:          ITEM 5:
                                                                                               -------------------------------------
  NAME OF ISSUER                TITLE OF CLASS    CUSIP #        SHARES         FAIR MARKET    (A)SOLE    (B) SHARED-    (C) SHARED-
                                                                                   VALUE                  AS DEFINED       OTHER
                                                                                                          IN INSTR. V
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
WASLIC COMPANY II

APPLIED MATERIALS INC            Common Stock    038222105          41,000          1,166,040      X
BANK NEW YORK INC                Common Stock    064057102       2,961,000        103,635,000      X
BROADWING INC                    Common Stock    111620100       4,765,278         76,625,670      X
CINCINNATI FINL CORP             Common Stock    172062101       4,423,200        184,093,584      X
CONSTELLATION ENERGY GROUP       Common Stock    210371100          23,000            556,600      X
CONVERGYS CORPORATION            Common Stock    212485106       5,765,278        159,986,465      X
DTE ENERGY COMPANY               Common Stock    233331107          44,000          1,894,200      X
FIFTH THIRD BANCORP              Common Stock    316773100      20,604,426      1,266,760,123      X
ITC DELTACOM INC                 Common Stock    45031T104          40,000             48,000      X
INTEL CORP                       Common Stock    458140100          64,000          1,308,160      X
INTL BUSINESS MACHINES           Common Stock    459200101           4,300            394,396      X
JP MORGAN CHASE AND CO           Common Stock    46625H100          22,200            758,130      X
KANSAS CITY POWER & LIGHT        Common Stock    485134100         113,000          2,948,170      X
LEXMARK INTERNATIONAL INC        Common Stock    529771107          72,700          3,250,417      X
MAGNA INTERNATIONAL INC CL A     Common Stock    559222401         100,700          5,311,925      X
MASCO CORP                       Common Stock    574599106          87,300          1,784,412      X
MCLEOD INC                       Common Stock    582266102         100,000             77,000      X
NRG ENERGY INC                   Common Stock    629377102          30,000            486,300      X
NISOURCE INC                     Common Stock    65473P105         105,000          2,447,550      X
NORTEL NETWORKS CORP             Common Stock    656568102          38,000            213,180      X
NORTH FORK BANCORP               Common Stock    659424105          38,300          1,139,042      X
NORTHWESTERN CORP                Common Stock    668074107         278,000          6,116,000      X
OHIO CASUALTY CORP               Common Stock    677240103         928,100         12,056,019      X
ONLINE RESOURCES & COMM CORP     Common Stock    68273G101          71,284             83,402      X
PINNACLE HOLDINGS INC.           Common Stock    72346N101          67,700             26,403      X
PUGET ENERGY INC                 Common Stock    745310102          90,000          1,934,100      X
SCHLUMBERGER LTD                 Common Stock    806857108          11,300            516,410      X
SPRINT CORP                      Common Stock    852061100          50,000          1,200,500      X
SUN MICROSYSTEMS                 Common Stock    866810104          47,400            391,998      X
US BANCORP                       Common Stock    902973304      15,254,305        338,340,485      X
VERIZON COMMUNICATIONS           Common Stock    92343V104          22,900          1,239,119      X
WEATHERFORD INTL INC NEW         Common Stock    947074100          50,000          1,275,500      X
WILLIAMS COMMUNICATIONS GROUP    Common Stock    969455104          41,119             48,520      X
WILLIAMS COS INC                 Common Stock    969457100          50,000          1,365,000      X

                        TOTAL                                   56,404,790     $2,179,477,820


----------------------------------------------------------------------------------
                                                                ITEM 8:
                                                          VOTING AUTHORITY
     ITEM 1:                       ITEM 7:                    (shares)
                                                  --------------------------------
  NAME OF ISSUER                  MANAGERS        (A)SOLE    (B) SHARED   (C) NONE
                                SEE INSTR. V

----------------------------------------------------------------------------------
WASLIC COMPANY II

APPLIED MATERIALS INC                                 41,000
BANK NEW YORK INC                                  2,961,000
BROADWING INC                                      4,765,278
CINCINNATI FINL CORP                               4,423,200
CONSTELLATION ENERGY GROUP                            23,000
CONVERGYS CORPORATION                              5,765,278
DTE ENERGY COMPANY                                    44,000
FIFTH THIRD BANCORP                               20,604,426
ITC DELTACOM INC                                      40,000
INTEL CORP                                            64,000
INTL BUSINESS MACHINES                                 4,300
JP MORGAN CHASE AND CO                                22,200
KANSAS CITY POWER & LIGHT                            113,000
LEXMARK INTERNATIONAL INC                             72,700
MAGNA INTERNATIONAL INC CL A                         100,700
MASCO CORP                                            87,300
MCLEOD INC                                           100,000
NRG ENERGY INC                                        30,000
NISOURCE INC                                         105,000
NORTEL NETWORKS CORP                                  38,000
NORTH FORK BANCORP                                    38,300
NORTHWESTERN CORP                                    278,000
OHIO CASUALTY CORP                                   928,100
ONLINE RESOURCES & COMM CORP                          71,284
PINNACLE HOLDINGS INC.                                67,700
PUGET ENERGY INC                                      90,000
SCHLUMBERGER LTD                                      11,300
SPRINT CORP                                           50,000
SUN MICROSYSTEMS                                      47,400
US BANCORP                                        15,254,305
VERIZON COMMUNICATIONS                                22,900
WEATHERFORD INTL INC NEW                              50,000
WILLIAMS COMMUNICATIONS GROUP                         41,119
WILLIAMS COS INC                                      50,000

                        TOTAL                     56,404,790
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